Fair Value Measurements (Tables)	3 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2021	September 30, 2021
Warrant liabilities - Public Warrants	1	$20,258	$27,317
Warrant liabilities - Private Warrants	2	11,050	14,900
Fair value of aggregate warrant liabilities		$31,308	$42,217

Schedule of Change in Fair Value of Warrant Liabilities
The following table presents the changes in fair value of the warrant liabilities:

	Public Warrants	Private Placement Warrants	Total Warrant Liability
Fair value as of October 1, 2021	$27,317	$14,900	$42,217
Change in fair value of warrant liabilities	(7,059)	(3,850)	(10,909)
Fair value as of December 31, 2021	$20,258	$11,050	$31,308